STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2020

DESCRIPTION                                 SHARES       MARKET VALUE
-----------                                 ------       ------------

COMMON STOCKS ? 98.33%

Petroleum Refining - 12.95%
   Chevron Corp                             17,013          1,518,070
   HollyFrontier Corp                       22,730	      663,716
   Valero Energy Corp                       18,302          1,076,524
                                                            ---------
                                                            3,258,310

Pharmaceutical Preparations ? 11.47%
   AbbVie Inc                               15,379          1,509,910
   Pfizer Inc                               42,047          1,374,937
                                                            ---------
                                                            2,884,847

Telephone Communications, Except Radiotelephone - 10.71%
   AT&T Inc                                 45,199          1,366,366
   Verizon Communications Inc               24,089          1,328,027
                                                            ---------
                                                            2,694,393

National Commercial Banks ? 8.77%
   Bank of America Corp                     54,675          1,298,531
   Wells Fargo & Co 			    35,518	      909,261
							---------
							2,207,792

Computer and Office Equipment ? 8.09%
   HP Inc		                     59,853          1,043,238
   IBM					 8,205		  990,918
							---------
							2,034,156

Electronic Computers - 7.57%
   Apple Inc                                 5,223          1,905,350


Semiconductors and Related Devices ? 5.51%
   Intel Corp			23,161          1,385,723

Engines & Turbines - 5.20%
   Cummins Inc                               7,548          1,307,766

Variety Stores ? 4.82%
   WalMart                                  10,124          1,212,653



- Continued -

STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
(Unaudited)
JUNE 30, 2020

DESCRIPTION                                 SHARES       MARKET VALUE
-----------                                 ------       ------------

Family Clothing Stores ? 4.71%
   Gap Inc                                  93,802          1,183,781

Construction Machinery and Equipment-4.23%
   Caterpillar Inc			     8,403          1,062,979

Surgical & Medical Instruments ? 4.17%
   3M Co				6,725		1,049,033

Raw Farm Product ? 3.88%
   Universal Corp                           22,978            976,795

Department Store ? 3.58%
   Kohl?s Corp.                             43,352            900,421

Malt Beverages - 2.67%
   Molson Coors Beverage Co               19,523	  670,810



   Total common stocks (cost $21,278,675)                $ 24,734,809
							 ------------


SHORT-TERM INVESTMENTS ? 1.67%
   Schwab Money Fund-Bears interest at approx. 0.01%
                  	(cost $ 579,097)                     579,097
                                                            --------

   Total short-term investments (cost $ 579,097)             579,097
                                                            --------

Total investment securities ? 100.60%  (cost $21,587,772) 25,313,906

Other assets less liabilities ? (0.60)%                     (158,412)
                                                            --------

Net assets - 100.00%                                    $ 25,155,494
                                                        ============




The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS
157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.



Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2020:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities           Instruments *
      -------                       -----------          ------------
      Level 1                       $25,313,906          $          0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $25,313,906          $          0
                                    ===========          ============

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.




THIS IS AN UNAUDITED STATEMENT